Share-based compensation	12 Months Ended
Dec. 31, 2011
Share-based compensation.
Share-based compensation

15. Share-based compensation

Stock plan

We have a stock option and incentive plan for the purpose of attracting and retaining the highest quality personnel, providing for additional incentives, and promoting the success of our Company by providing employees the opportunity to acquire common stock pursuant to (1) options to purchase common stock and (2) share awards. In May 2010, we amended and restated our stock option and incentive plan to increase the number of shares reserved for the grant of awards, implement a fungible reserve, and extend the term of the stock plan until May 2020, among other amendments.  As of December 31, 2011, a total of 1,178,441 shares were reserved for the granting of future options and share awards under the stock plan.

Options under our plan have been granted at prices that are equal to the market value of the stock on the date of grant and expire 10 years after the date of grant. The options outstanding under the stock plan expire at various dates through October 2012. We have not granted any stock options since 2002.

A summary of the stock option activity under our stock plan and related information for the years ended December 31, 2011, 2010, and 2009 follows:

	Year Ended December 31,
	2011		2010		2009
	Stock Options	Weighted Average Exercise Price	Stock Options	Weighted Average Exercise Price	Stock Options	Weighted Average Exercise Price
Outstanding at beginning of year	51,850	$43.82	118,225	$43.55	186,054	$43.88
Granted	–	–	–	–	–	–
Exercised	(48,350)	43.88	(66,375)	43.34	(67,829)	44.46
Forfeited	–	–	–	–	–	–
Outstanding at end of year	3,500	$42.93	51,850	$43.82	118,225	$43.55
Exercisable at end of year	3,500	$42.93	51,850	$43.82	118,225	$43.55

The following table summarizes information about stock options outstanding and exercisable as of December 31, 2011:

Range of Exercise Prices	Weighted Average Exercise Price	Number of Options	Weighted Average Remaining Contractual Life (in years)
$42.74 - $42.74	$42.74	1,000	0.7
$43.00 - $43.00	43.00	2,500	0.7
$42.74 - $43.00	$42.93	3,500	0.7

The aggregate intrinsic value of options outstanding as of December 31, 2011, was approximately $0.1 million.

In addition, the stock plan permits us to issue share awards to our employees and non-employee directors.  A share award is an award of common stock, that (1) may be fully vested upon issuance or (2) may be subject to the risk of forfeiture under Section 83 of the Internal Revenue Code.  Shares issued generally vest over a three-year period from the date of issuance and the sale of the shares is restricted prior to the date of vesting.  The unearned portion of these awards is amortized as stock compensation expense on a straight-line basis over the vesting period.

As of December 31, 2011 and 2010, there were 550,763 and 489,010 shares, respectively, of nonvested awards outstanding. During 2011, we granted 333,479 shares of common stock, 269,076 share awards vested, and 2,650 shares were forfeited.  During 2010, we granted 308,528 shares of common stock, 271,450 share awards vested, and 3,250 shares were forfeited.  During 2009, we granted 312,661 shares of common stock, 331,650 share awards vested, and 1,250 shares were forfeited.  The weighted average grant-date fair value of share awards granted during 2011 was approximately $75.32 per share, and the total fair value of share awards vested, based on the market price on the vesting date, was approximately $19.0 million.  As of December 31, 2011, there was $19.3 million of unrecognized compensation related to nonvested share awards under the stock plan, which is expected to be recognized over the next three years and has a weighted average period of approximately 23 months.  Capitalized stock compensation was approximately $8.5 million, $8.4 million and $8.8 million during the years ended December 31, 2011, 2010, and 2009, respectively, and is included as a reduction of general and administrative costs in the accompanying consolidated statements of income.